Prospectus Supplement

July 16, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
July 16, 2008 to the
Prospectus dated
June 9, 2008 (Class L
shares) of:

Emerging Markets
Debt Portfolio

The first sentence of the section entitled "Shareholder Information—Dividends and Distributions" is hereby deleted and replaced with the following:

  The Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of a quarterly dividend and to distribute net realized capital gains, if any, at least annually.

Please retain this supplement for future reference.

MSIFICLLSPT

Prospectus Supplement

July 16, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
July 16, 2008 to the
Prospectus dated
May 1, 2008 (Class I, P
and H shares) of:

Emerging Markets
Debt Portfolio

The first sentence of the section entitled "Shareholder Information—Dividends and Distributions" is hereby deleted and replaced with the following:

  The Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of a quarterly dividend and to distribute net realized capital gains, if any, at least annually.

Please retain this supplement for future reference.

MSIFISPT